Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961

Supplement dated March 7, 2025
to the Summary Prospectus
dated November 30, 2024

Bushido Capital US Equity ETF (SMRI)
(the “Fund”)

Effective immediately, Josh Carter, Partner and Co-Chief Investment Officer, Sepio Capital, LLC, no longer serves as a portfolio manager for the Fund. All references to Mr. Carter are hereby deleted.

Please retain this Supplement for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961

Supplement dated March 7, 2025
to the Prospectus and Statement of Additional Information (“SAI”)
dated November 30, 2024

Bushido Capital US Equity ETF (SMRI)
(the “Fund”)

Effective immediately, Josh Carter, Partner and Co-Chief Investment Officer, Sepio Capital, LLC, no longer serves as a portfolio manager for the Fund. All references to Mr. Carter are hereby deleted.
Effectively immediately, the third sentence of the “Dividends and Distributions” paragraph under the DIVIDENDS, DISTRIBUTIONS, AND TAXES section of the Prospectus as been revised as follows:
The Fund expects to declare and to distribute its net investment income, if any, to shareholders as dividends quarterly.

Please retain this Supplement for future reference.